DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	4 Months Ended
	May 27, 2022 USD ($) shares	Nov. 28, 2020 USD ($) $ / shares shares	Nov. 27, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants					$ 8,900,000
Deferred Offering Costs Noncurrent					8,050,000	$ 8,050,000
Cash and Cash Equivalents, at Carrying Value				$ 1,659,434	1,906,348	$ 1,906,348
Payments for investment of cash in Trust Account					$ 232,300,000
Redemption limit percentage without prior consent					15.00%	15.00%
Redemption limit						100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Maximum allowed dissolution expenses						$ 100,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Tangible assets					$ 5,000,001	$ 5,000,001
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants | shares	2,300,000
Proceeds from sale of Private Placement Warrants	$ 2,300,000
Condition for future business combination use of proceeds percentage					80.00%	80.00%
Condition for future business combination threshold Percentage Ownership					50.00%	50.00%
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			23,000,000
Shares Issued, Price Per Share | $ / shares				$ 10.10			$ 10.10
Proceeds from issuance					$ 232,300,000
Transaction Costs					$ 749,253	$ 749,253
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares		$ 1.00
Warrants | shares		8,900,000	8,900,000	8,900,000
Proceeds from sale of Private Placement Warrants		$ 8,900,000	$ 8,900,000	$ 8,900,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			3,000,000
Shares Issued, Price Per Share | $ / shares			$ 10.00
Proceeds from issuance			$ 230,000,000